SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of financial statements in conformity with (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they were made.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

The majority of the revenues of the Company and subsidiaries are generated in U.S. dollars. In addition, financing activities are made in U.S. dollars. The Company’s management believes that the dollar is the currency of the primary economic environment in which the Company operates. Thus, its functional and reporting currency is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into U.S. dollars in accordance with ASC 830, “Foreign Currency Matters”. All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate, in the period in which the currency exchange rate changes.

Basis of consolidation
c.	Basis of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Inter-company transactions and balances have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents:

All highly liquid investments that are readily convertible to cash and are not restricted as to withdrawal or use and the period to maturity of which did not exceed three months at time of deposit, are considered cash equivalents.

Restricted deposits
e.	Restricted deposits:

Restricted cash is invested in short-term bank deposits (less than twelve months), which are mainly used as security for the Company’s guarantees to customers and lines of credits with banks. The deposits are in U.S. dollars and bear a variable annual interest of up to 1.2%.

Inventories

f.	Inventories:

Inventories are stated at the lower of cost or net realizable value. Inventory write-offs are provided to cover risks arising from slow-moving items, excess inventories and for market prices lower than cost (see also Note 6).

Cost is determined as follows:

Raw materials and components - using the FIFO cost method.

Work in progress and finished goods - represents the cost of manufacturing with the addition of allocable indirect manufacturing costs.

Property, plant and equipment
g.	Property, plant and equipment:

Property plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets. Annual rates of depreciation are as follows:

%

Factory and other buildings	4
Machinery and equipment	7 - 33
Office furniture and equipment	6 - 33

Leasehold improvements are depreciated over the shorter of the estimated useful life or the lease period.

Assets, in respect of which investment grants have been received, are presented at cost less the related grant amount. Depreciation is based on net cost.

Impairment of long-lived assets
h.	Impairment of long-lived assets:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, plant and equipment”, whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. As of December 31, 2021, 2020 and 2019, no impairment losses have been identified.

As required by ASC 820, “Fair Value Measurement”, the Company applies assumptions that market-place participations would consider in determines the fair value of long-lived assets (or asset group).

Research and development costs
i.	Research and development costs:

Research and development costs, net of participation grants, include costs incurred for research and development, are charged to the statement of operations as incurred.

The Company received royalty-bearing grants from the Israeli Innovation Authority (“IIA”) for the purpose of partially funding research and development projects. The grants are recognized as a deduction from research and development costs incurred (see also Note 9a).

Income taxes
j.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, “Income Taxes” (“ASC No. 740”). ASC No. 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined for temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes.

The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

Severance pay
k.	Severance pay:

The Company’s agreements with most of its Israeli employees are in accordance with section 14 of the Severance Pay Law - 1963, under which the Company’s contributions for severance pay shall be instead of severance compensation. Upon release of the policy to the employee, no additional liability exists between the parties regarding the matter of severance pay and no additional payments will be made by the Company to the employee.

The Company’s liability for severance pay for its Israeli employees that are not covered in section 14 is calculated pursuant to Israel’s Severance Pay Law - 1963, based on the most recent salary of the employees as of the balance sheet date less monthly deposits for insurance policies and/or pension funds. Employees are entitled to one month’s salary for each year of employment or a portion thereof.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfilment of the obligations pursuant to Israeli severance pay law or labor agreements.

Severance expense recorded in the statement of operations is net of interest and other income accumulated in the deposits. Severance expense for the years ended December 31, 2021, 2020 and 2019 amounted to $1,460, $1,218 and $951, respectively.

Accounting for share-based compensation
l.	Accounting for share-based compensation:

The Company accounts for share-based payment in accordance with ASC 718, “Compensation - Stock Compensation”, which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees on the date of grant using an option-pricing model. The value of the portion of the award is recognized as an expense over the requisite service periods in the Company’s statement of operations. The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards.

The fair value for the Company’s stock options granted to employees and directors was estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	December 31,
	2021	2020	2019

Dividend yield	0%	0%	0%
Risk-free interest rate	0.61%	0.52%	1.81%
Expected term (in years)	4.22	4.22	4.22
Volatility	51.06%	55.24%	63%

The dividend yield assumption is based on the Company’s historical experience and expectation of future dividend payouts and may be subject to changes in the future.

The computation of expected volatility is based on realized historical share price volatility of the Company’s Ordinary shares.

The risk-free interest rate assumption is the implied yield currently available on the U.S treasury yield zero-coupon issues with a remaining term equal to the expected life term of the Company’s options.

The expected term of options granted is based upon historical experience and represents the period of time between when the options are granted and when they are expected to be exercised.

Fair value of financial instruments
m.	Fair value of financial instruments:

The Company measures its financial instruments at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The carrying amount of cash and cash equivalents, restricted deposits, trade receivables, other accounts receivable, bank credit, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. As of December 31, 2021, and 2020 the fair value of foreign currencies derivatives assets was 137 and 159, respectively.

Concentrations of credit risk
n.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, trade receivables and long-term receivables.

The Company’s cash and cash equivalents and restricted deposits are mainly held in U.S. dollars with major banks in Israel. Management believes that the financial institutions that hold the Company’s investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Company’s trade receivables are derived from sales to large and solid organizations located mainly in the United States, Asia, Latin America and Israel. The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. The Company is exposed to credit losses primarily through sales to customers. The Company’s expected credit loss allowance methodology for accounts receivable is developed using historical collection experience, current and future economic and market conditions and a review of the current status of customers' trade accounts receivables.

Equity investments in privately-held company
o.	Equity investments in privately-held company:

Investments in privately-held company equity securities without readily determinable fair values where the Company does not have control or the ability to exercise significant influence over the operation and financial policies of the issuer of the securities. The Company has elected to measure these investments at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment in the same issuer. This election is reassessed at each reporting period as to whether the investment continues to qualify for this election. Additionally, at each reporting period, the Company makes a qualitative assessment considering impairment indicators to evaluate whether the investment is impaired.

Warranty
p.	Warranty:

In connection with the sale of its products, the Company provides product warranties for periods between one to two years. Based on past experience and engineering estimates, the estimated liability from these warranties is $288 and $212 as of December 31, 2021 and 2020, respectively.

Revenue recognition
q.	Revenue recognition:

The Company generates revenues mainly from the sale of products and from long-term fixed price contracts of defense electronics as follows: data recording and management systems, avionics solutions, and avionics for UAVs, and land radar for critical infrastructure protection, border surveillance, active military protection and counter-drone applications. In addition, the Company provides manufacturing, development and product support services.

The Company recognizes revenue when (or as) it satisfies performance obligations by transferring promised goods or services to its customers in an amount that reflects the consideration the Company expects to receive.

The Company applies the following five-step approach:

a)	Identify the contract with a customer

A contract with a customer exists when (i) the Company enters into a written agreement with a customer that defines each party’s rights regarding the products or services to be transferred and identifies the payment terms related to these products or services, (ii) both parties to the contract are committed to perform their respective obligations, (iii) the contract has commercial substance, and (iv) the Company determines that collection of substantially all consideration for products or services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. The Company applies judgment in determining the customer’s ability and intention to pay, which is based on a variety of factors including the customer’s payment history or, in the case of a new customer, published credit and financial information pertaining to the customer.

b)	Identify the performance obligations in the contract

Performance obligations promised in a contract are identified based on the products or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the product or service either on its own or together with other resources that are readily available from the Company, and are distinct in the context of the contract, whereby the transfer of the products or services is separately identifiable from other promises in the contract.

The Company’s contracts usually contain a single performance obligation which includes the sale of product. In situations where the Company’s contract includes distinct goods or services that are substantially the same and have the same pattern of transfer to the customer over time, they are recognized as a series of distinct goods or services.

When contracts are modified to account for changes in contract specifications and requirements, the Company consider whether the modification either creates new or changes the existing enforceable rights and obligations. Contract modifications that are for goods or services that are not distinct from the existing contract, due to the significant integration with the original good or service provided, are accounted for as if they were part of that existing contract. The effect of a contract modification on the transaction price and the Company’s measure of progress for the performance obligation to which it relates, is recognized as an adjustment to revenue (either as an increase in or a reduction of revenue) on a cumulative catch-up basis. When the modifications include additional performance obligations that are distinct and at a relative stand-alone selling price, they are accounted for as a new contract and performance obligation, which are recognized prospectively.

c)	Determine the transaction price

The transaction price is the amount of consideration to which the Company is entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties. The Company usually does not grant its customers with a right to return the products sold. However, in some cases, the arrangements may include penalties if the Company fails to deliver future goods on time. The above is accounted for as variable considerations, which may be considered as adjustments to the transaction price.

As the Company’s standard payment terms are less than one year, the Company elected the practical expedient and the contracts have no significant financing component.

d)	Allocate the transaction price to performance obligations in the contract

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Stand-alone selling price is the price at which the Company would sell a promised good or service separately to a customer. Stand-alone selling prices are established at contract inception and subsequent changes in transaction price are allocated on the same basis as at contract inception. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative stand-alone selling price basis unless a portion of the variable consideration related to the contract is allocated entirely to a performance obligation.

e)	Recognize revenue when or as the Company satisfies a performance obligation

Revenue is recognized based on the transaction price at the time the related performance obligation is satisfied by transferring a promised product or service to a customer.

The Company generally satisfies performance obligations once the customer has obtained the legal title to the items purchased or service provided.

Revenues from long-term and short-term fixed price contracts are usually recognized over time based on the cost-to-cost input method that best depicts the transfer of control over the performance obligation to the customer. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined.

For contracts with an estimated amortization period of less than one year, the Company elected the practical expedient and expenses incremental costs immediately.

The cost estimation process is based upon the professional knowledge and experience of the Company’s engineers, program managers, and financial professionals. Factors considered in estimating the work to be completed and ultimate contract recovery include the availability, productivity, and cost of labor, the nature and complexity of the work to be performed, the effect of change orders, the availability of materials, the effect of any performance delays, the availability and timing of funding from the customer, and the recoverability of any claims included in the estimates to complete.

Changes in estimates of sales, costs, and profits on a performance obligation are recognized using the cumulative catch-up method of accounting, which recognizes in the current period the cumulative effect of the changes in current and prior periods. When estimates of total costs to be incurred exceed estimates of total revenue to be earned on a performance obligation related to a complex, construction-type contract, a provision for the entire loss on the performance obligation is recognized in the period the loss is determined.

Bill and hold arrangements, whereby the Company produces and sells to customers, and the product is subsequently remains at the customer’s request and warehoused at a Company's location for an extended period of time in accordance with directions received from the Company’s customers. Even though the product remains in the Company’s possession, a sale is recognized at the point in time when the customer obtains control of the product. Control is transferred to the customer in bill and hold transactions when: customer acceptance specifications have been met, legal title has transferred, the customer has a present obligation to pay for the product and the risk and rewards of ownership have transferred to the customer. Additionally, all the following bill and hold criteria have been met in order for control to be transferred to the customer: the customer has requested the product be warehoused, the product has been identified as separately belonging to the customer, the product is currently ready for physical transfer to the customer, and the Company does not have the ability to use the product or direct it to another customer.

Contract Assets - Contract assets primarily relate to the Company’s rights to consideration for work completed but not billed as of the reporting date when the right to payment is not just subject to the passage of time, including retention amounts. Contract assets are classified as current assets and, in accordance with industry practice, include amounts that may be billed and collected beyond one year due to the long-term nature of many of the Company’s contracts. Contract assets are transferred to accounts receivable when the right to consideration becomes unconditional.

Contract Liabilities - Contract liabilities primarily consist of advance payments and billings in excess of costs incurred. Advances represent deposits received from customers on an order. Billings in excess of revenues represents milestone billing contracts where the billings of the contract exceed recognized revenues. Such billings are generally not considered a significant financing component, because they are utilized to pay for contract costs within a one-year period. Contract liability amounts are recognized as revenue once the requisite performance progress has occurred.

Basic and diluted net income (loss) per share
r.	Basic and diluted net income (loss) per share:

Basic net income (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net income (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year in accordance with ASC 260, “Earnings per share”.

Derivatives and hedging
s.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC 815, “Derivatives and hedging”, as amended and related Interpretations. ASC 815 requires the Company to recognize all derivatives on the balance sheet at fair value. If a derivative meets the definition of a hedge and is so designated, depending on the nature of the hedge, changes in the fair value of the derivative will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings (for fair value hedge transactions) or recognized in other comprehensive income (loss) until the hedged item is recognized in earnings (for cash flow hedge transactions).

If a derivative does not meet the definition of a hedge, the changes in the fair value are included in earnings. Cash flows related to such hedges are classified as operating activities.

The Company enters into forward exchange contracts and option contracts in order to limit the exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in NIS. Since the derivative instruments that the Company holds do not meet the definition of hedging instruments under ASC 815, any gain or loss derived from such instruments is recognized immediately as In Financial (expenses) income, net.

As of December 31, 2021 and 2020, the fair value of the outstanding forward contracts was $137 and $159, which were recorded in other receivables against Financial (expenses) income, net, respectively.

Recently Adopted Accounting Pronouncements
t.	Recently Adopted Accounting Pronouncements:
In December 2019, the FASB issued ASU 2019-12, "Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes". The amendments in this update remove certain exceptions of Topic 740 including: exception to the incremental approach for intra-period tax allocation when there is a loss from continuing operations and income or gain from other items; exception to the requirement to recognize a deferred tax liability for equity method investments when a foreign subsidiary becomes an equity method investment; exception to the ability not to recognize a deferred tax liability for a foreign subsidiary when a foreign equity method investment becomes a subsidiary; exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. There are also additional areas of guidance in regards to: franchise and other taxes partially based on income and the interim recognition of enactment of tax laws and rate changes. The provisions of this ASU are effective for years beginning after December 15, 2020. We are currently evaluating the impact of this ASU on our consolidated financial statements.